Business and risks	12 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and risks
1. Business and risks
Renalytix and its wholly-owned subsidiaries, Renalytix AI, Inc. and Renalytix AI Limited, (collectively, “Renalytix”, or the “Company”) is an artificial intelligence-enabled in vitro diagnostics company, focused on optimizing clinical management of kidney disease to drive improved patient outcomes and significantly lower healthcare costs. KidneyIntelX, the Company’s first-in-class diagnostic platform, employs a proprietary artificial intelligence-enabled algorithm that combines diverse data inputs, including validated blood-based biomarkers, inherited genetics and personalized patient data from EHR systems, to generate a unique patient risk score. Additionally, the Company has successfully completed the first stage of a statement of work with AstraZeneca Pharmaceuticals LP (“AstraZeneca”) to conduct a feasibility study to determine the impact of the use of the Company’s KidneyIntelX platform to optimize utilization of various CKD agents. Further, in December 2020 the Company entered into a master service agreement with AstraZeneca for future services of this nature. As a result of the initial success with AstraZeneca the Company plans to pursue further collaborations with pharmaceutical companies and make ‘Pharmaceutical Services Revenue’ a core part of the business going forward with the goal of improving guideline-based standard-of-care for optimal utilization of existing and novel therapeutics using the KidneyIntelX testing platform and proprietary care management software.
In August 2020, the Company created

a wholly-owned subsidiary of Renalytix AI plc, Renalytix AI Limited (“Limited”) to facilitate operations in Ireland.
Since inception in March 2018, the Company has focused primarily on organizing and staffing the Company, raising capital, developing the KidneyIntelX platform, conducting clinical validation studies for KidneyIntelX, establishing and protecting its intellectual property portfolio and commercial laboratory operations, pursuing regulatory clearance and developing a reimbursement strategy. To date, the Company has generated de minimis revenue from the sales of KidneyIntelX tests. The Company has funded its op
e
rations primarily through equity financings.
The Company is subject to risks and uncertainties common to early-stage companies in the diagnostics industry, including, but not limited to, ability to secure additional capital to fund operations, compliance with governmental regulations, development by competitors of new technological innovations, dependence on key personnel and protection of proprietary technology. To achieve widespread usage, KidneyIntelX and additional diagnostic products currently under development will require extensive clinical testing and validation prior to regulatory approval and commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure and extensive compliance-reporting capabilities.